FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Derivatives outstanding by type of contract (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)
Financial Instruments and Risks
Fair value		R$ 26,954		R$ (6,452,388)
Operational Hedge
Financial Instruments and Risks
Fair value		1,754,670		(194,831)
Operational Hedge | NDF (R$ x US$)
Financial Instruments and Risks
Notional Amount | $	$ 248,100		$ 30,000
Fair value		(2,474)		(7,043)
Operational Hedge | NDF (Euro x US$)
Financial Instruments and Risks
Notional Amount		544,702
Fair value		161,055
Operational Hedge | Interest rate hedge | ZCC
Financial Instruments and Risks
Notional Amount | $	6,866,800		4,494,125
Fair value		1,596,089		(187,788)
Operational Hedge | Interest rate hedge | NDF (R$ x US$)
Financial Instruments and Risks
Notional Amount | $	248,100		30,000
Fair value		(2,474)		(7,043)
Operational Hedge | Interest rate hedge | NDF (Euro x US$)
Financial Instruments and Risks
Notional Amount | $	544,702
Fair value		161,055
Debt Hedges
Financial Instruments and Risks
Fair value		(1,768,134)		(6,285,722)
Debt Hedges | Interest rate hedge | Swap LIBOR to Fixed (US$)
Financial Instruments and Risks
Notional Amount | $	3,200,179		3,600,000
Fair value		1,052,546		(395,675)
Debt Hedges | Interest rate hedge | Swap IPCA to CDI (notional in Brazilian Reais)
Financial Instruments and Risks
Notional Amount		1,741,787		843,845
Fair value		278,945		249,653
Debt Hedges | Interest rate hedge | Swap IPCA to Fixed (US$)
Financial Instruments and Risks
Notional Amount | $	121,003		121,003
Fair value		(29,910)		(148,583)
Debt Hedges | Interest rate hedge | Swap CDI x Fixed (US$)
Financial Instruments and Risks
Notional Amount | $	1,863,534		2,267,057
Fair value		(2,566,110)		(5,230,612)
Debt Hedges | Interest rate hedge | Pre-fixed Swap to US$ (US$)
Financial Instruments and Risks
Notional Amount | $	350,000		350,000
Fair value		(503,605)		(760,505)
Commodity Hedge
Financial Instruments and Risks
Fair value		40,418		28,165
Commodity Hedge | Swap US-CPI (US$)
Financial Instruments and Risks
Notional Amount | $	124,960		590,372
Fair value		40,418		28,165
Commodity Hedge | Interest rate hedge | Swap US-CPI (US$)
Financial Instruments and Risks
Notional Amount | $	$ 124,960		$ 590,372
Fair value		R$ 40,418		R$ 28,165